(Delaware Small Cap Growth Fund)
What is the Fund's investment objective?
Delaware Small Cap Growth Fund seeks long-term capital appreciation.
What are the Fund's fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial intermediary, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing Shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - (Delaware Small Cap Growth Fund)	Class A	Class C		Class R	Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Delaware Small Cap Growth Fund)		Class A	Class C	Class R	Institutional Class
Management fees		0.75%	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees		0.25%	1.00%	0.50%	none
Other expenses	[1]	2.85%	2.85%	2.85%	2.85%
Total annual fund operating expenses		3.85%	4.60%	4.10%	3.60%
Fee waivers and expense reimbursements	[2]	(2.55%)	(2.55%)	(2.55%)	(2.55%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.30%	2.05%	1.55%	1.05%
[1]	"Other expenses" are based on estimates for the current fiscal year.
[2]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.05% of the Fund's average daily net assets from June 30, 2016 through July 29, 2017. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (Delaware Small Cap Growth Fund) - USD ($)	1 Year	3 Years
Class A	700	1,461
Class C	308	1,159
Class R	158	1,014
Institutional Class	107	866

Expense Example, No Redemption - (Delaware Small Cap Growth Fund)	1 Year	3 Years
Class C | USD ($)	208	1,159

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund commenced operations as of the date of this Prospectus, there is no portfolio turnover information available.

What are the Fund's principal investment strategies?

The Fund invests primarily in common stocks of growth-oriented companies that its investment manager, Delaware Management Company (Manager), believes have long-term capital appreciation potential and expect to grow faster than the U.S. economy. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-capitalization companies (80% policy). The Fund may invest in both domestic and foreign small-capitalization companies. For purposes of this Fund, small-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Growth Index. The Index is used for purposes of determining range and not for targeting portfolio management. As of Dec. 31, 2015, the Russell 2000 Growth Index had a market capitalization range between $18.66 million and $6.47 billion. The market capitalization range for the Russell 2000 Growth Index will change on a periodic basis. A company's market capitalization is determined based on its current market capitalization. Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell is a trademark of the Russell Investment Group.

Using a top-down thematic overlay combined with bottom-up, fundamental research, the Manager seeks to identify early stage major demand trends and invest in securities of competitively advantaged companies that it believes should benefit from these trends. The Manager focuses on earnings growth as it believes earnings growth drives stock prices and the companies with the strongest gains in profitability have the potential to enjoy share performance that exceeds the broad market averages, provided that the earnings are of high quality and likely to continue.

Under normal circumstances, the Fund generally holds 30 to 40 stocks, although from time to time the Fund may hold more or fewer names depending on the Manager's assessment of the investment opportunities available.

The Manager may use futures and options to protect unrealized gains in the Fund's portfolio when he anticipates adverse conditions; to neutralize the effect of any price declines, without selling a security; and to gain exposure to a particular market segment without purchasing individual securities in that segment.

The Fund's 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days' notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Limited number of stocks risk — The possibility that a single security's increase or decrease in value may have a greater impact on the fund's value and total return because the fund may hold larger positions in fewer securities than other funds.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Derivatives risk — Derivatives contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivatives contract is associated, moves in the opposite direction from what a portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization). The use of derivatives by a fund may cause it to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates.

Counterparty risk — The risk that a counterparty to a derivatives contract (such as a futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Neither the Manager nor its affiliates referred to in this document are authorized deposit-taking institutions for the purposes of the Bank Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by U.S. law and regulation.

How has Delaware Small Cap Growth Fund performed?

There is no performance information for the Fund because the Fund had not yet commenced operations as of the date of this prospectus. Once available, you may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our web site at delawareinvestments.com/performance.